Private Placement (Details) - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Private Placement (Details) [Line Items]
Warrant price per share	$ 0.01
Sponsor [Member]
Private Placement (Details) [Line Items]
Purchase of warrants (in Shares)	5,166,667	5,166,667
Warrant price per share	$ 1.50	$ 1.50
Aggregate purchase price (in Dollars)	$ 7,750,000	$ 7,750,000
Class A Common Stock [Member]
Private Placement (Details) [Line Items]
Common stock price per share	$ 11.50	$ 11.50